9 CAPITAL STOCK: Schedule of Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Stock Option 1
Stock Options Outstanding	200,000
Stock Options Exercisable	200,000
Stock Options Exercise Price | $ / shares	$ 0.11
Stock Options Expiry Date	Apr. 10, 2019
Stock Option 2
Stock Options Outstanding	50,000
Stock Options Exercisable	50,000
Stock Options Exercise Price | $ / shares	$ 0.19
Stock Options Expiry Date	Aug. 11, 2019
Stock Option 3
Stock Options Outstanding	100,000
Stock Options Exercisable	100,000
Stock Options Exercise Price | $ / shares	$ 0.25
Stock Options Expiry Date	Sep. 10, 2019
Stock Option 4
Stock Options Outstanding	200,000
Stock Options Exercisable	200,000
Stock Options Exercise Price | $ / shares	$ 0.34
Stock Options Expiry Date	Nov. 06, 2019
Stock Option 5
Stock Options Outstanding	175,000
Stock Options Exercisable	175,000
Stock Options Exercise Price | $ / shares	$ 0.33
Stock Options Expiry Date	Nov. 26, 2019
Stock Option 6
Stock Options Outstanding	1,250,000
Stock Options Exercisable	1,250,000
Stock Options Exercise Price | $ / shares	$ 0.55
Stock Options Expiry Date	Dec. 29, 2019
Stock Option 7
Stock Options Outstanding	410,000
Stock Options Exercisable	410,000
Stock Options Exercise Price | $ / shares	$ 0.68
Stock Options Expiry Date	Feb. 09, 2020
Stock Option 8
Stock Options Outstanding	25,000
Stock Options Exercisable	25,000
Stock Options Exercise Price | $ / shares	$ 0.65
Stock Options Expiry Date	Mar. 26, 2020
Stock Option 9
Stock Options Outstanding	100,000
Stock Options Exercisable	100,000
Stock Options Exercise Price | $ / shares	$ 0.68
Stock Options Expiry Date	Jun. 08, 2020
Stock Option 10
Stock Options Outstanding	814,258
Stock Options Exercisable	814,258
Stock Options Exercise Price | $ / shares	$ 0.41
Stock Options Expiry Date	Jul. 09, 2020
Stock Option 11
Stock Options Outstanding	445,000
Stock Options Exercisable	445,000
Stock Options Exercise Price | $ / shares	$ 0.41
Stock Options Expiry Date	Aug. 13, 2020
Stock Option 12
Stock Options Outstanding	85,000
Stock Options Exercisable	85,000
Stock Options Exercise Price | $ / shares	$ 0.41
Stock Options Expiry Date	Sep. 15, 2020
Stock Option 13
Stock Options Outstanding	200,000
Stock Options Exercisable	200,000
Stock Options Exercise Price | $ / shares	$ 0.44
Stock Options Expiry Date	Oct. 05, 2020
Stock Option 14
Stock Options Outstanding	200,000
Stock Options Exercisable	200,000
Stock Options Exercise Price | $ / shares	$ 0.47
Stock Options Expiry Date	Oct. 14, 2020
Stock Option 15
Stock Options Outstanding	400,000
Stock Options Exercisable	400,000
Stock Options Exercise Price | $ / shares	$ 0.46
Stock Options Expiry Date	Oct. 19, 2020
Stock Option 16
Stock Options Outstanding	0
Stock Options Exercisable	0
Stock Options Exercise Price | $ / shares	$ 0.45
Stock Options Expiry Date	Oct. 22, 2020
Stock Option 17
Stock Options Outstanding	60,000
Stock Options Exercisable	60,000
Stock Options Exercise Price | $ / shares	$ 0.42
Stock Options Expiry Date	Nov. 10, 2020
Stock Option 18
Stock Options Outstanding	2,080,580
Stock Options Exercisable	1,387,053
Stock Options Exercise Price | $ / shares	$ 0.38
Stock Option 18 | Bottom of range
Stock Options Expiry Date	Feb. 09, 2021
Stock Option 18 | Top of range
Stock Options Expiry Date	Feb. 12, 2021
Stock Option 19
Stock Options Outstanding	71,667
Stock Options Exercisable	47,778
Stock Options Exercise Price | $ / shares	$ 0.15
Stock Options Expiry Date	Dec. 15, 2021
Stock Option 20
Stock Options Outstanding	4,030,667
Stock Options Exercisable	(1,343,555)
Stock Options Exercise Price | $ / shares	$ 0.10
Stock Option 20 | Bottom of range
Stock Options Expiry Date	Jun. 13, 2022
Stock Option 20 | Top of range
Stock Options Expiry Date	Jun. 16, 2022
Stock Option 21
Stock Options Outstanding	500,000
Stock Options Exercisable	166,667
Stock Options Exercise Price | $ / shares	$ 0.10
Stock Options Expiry Date	Nov. 01, 2022
Stock Option 22
Stock Options Outstanding	350,000
Stock Options Exercisable	0
Stock Options Exercise Price | $ / shares	$ 0.065
Stock Options Expiry Date	Sep. 14, 2023
Stock Option 23
Stock Options Outstanding	3,526,000
Stock Options Exercisable	0
Stock Options Exercise Price | $ / shares	$ 0.10
Stock Options Expiry Date	Oct. 26, 2023
Stock Options
Stock Options Outstanding	15,273,172
Stock Options Exercisable	7,659,311